BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019
Class of financial assets and financial liabilities
Operating lease commitments - December 31, 2018	$ 13,804
Adjustments from adoption of IFRS 16	(96)
Operating lease commitments - December 31, 2018	13,708
IFRS 16 recognition exemptions:
Borrowing rate used to measure lease obligations (as a rate)			5.70%
Lease obligation	$ 748	$ 14,118
Adjustment on adoption of IFRS
IFRS 16 recognition exemptions:
Short-term leases			$ (727)
Low-value leases			(24)
Effect from discounting using the incremental borrowing rate - January 1, 2019			(1,066)
Lease obligation recognized on adoption of IFRS 16			11,891
Lease obligation			$ 12,639